SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements are presented in pounds sterling (£), which is the functional currency of the Company and its subsidiaries.

On September 15, 2025, the Company’s Board of Directors approved a 1-for-4 reverse share split of its issued ordinary shares, which became effective on October 22, 2025. All share and per-share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.

Principles of Consolidation

The consolidated financial statements include the accounts of WeShop Holdings Limited, its wholly owned subsidiaries and The WeShop Community Trust. The WeShop Community Trust has been determined to be a variable interest entity (“VIE”) for which the Company is the primary beneficiary. Accordingly, the financial position and results of operations of the Trust are included in the consolidated financial statements.

All significant intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entities

The Company evaluates entities for consolidation in accordance with ASC 810, Consolidation. Variable interest entities (“VIEs”) are consolidated when the Company has both (i) the power to direct the activities that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.

The Company has established the WeShop Community Trust in connection with the operation of the Shareback Plan. The purpose of the WeShop Community Trust is to hold a special Class B ordinary share and to facilitate the administration of the Shareback Plan, including supporting the mechanism through which Class A ordinary shares may be delivered to eligible platform users upon redemption of WePoints in accordance with applicable program terms and securities law requirements. The WeShop Community Trust does not operate as a traditional commercial entity and its activities are limited to those necessary to support the operation of the Shareback Plan.

The Company determined that the WeShop Community Trust is a variable interest entity because it does not have sufficient equity at risk to finance its activities without additional support and because its governing arrangements restrict the decision-making authority of the trust to activities that are directed in connection with the Company’s Shareback Plan. The Company is the primary beneficiary of the WeShop Community Trust because it has the power to direct the activities that most significantly impact the trust’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the trust. Accordingly, the Company consolidates the WeShop Community Trust in its consolidated financial statements.

Segment Reporting
The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who evaluates financial performance and allocates resources based on consolidated operating results, reflecting the Company’s integrated social commerce platform and single business strategy.

The CODM uses operating loss as the primary measure of segment performance in assessing results and making decisions regarding resource allocation.

In accordance with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company has disclosed significant expense categories that are regularly provided to and reviewed by the CODM. These expense categories include:

•cost of sales;
•sales and marketing expenses;
•research and development expenses;
•general and administrative expenses;
•performance incentive grants (share-based compensation);
•depreciation and amortization expense; and
•interest expense.

These expense categories are consistent with those presented in the consolidated statements of operations.

The CODM reviews consolidated revenue and operating loss together with the expense categories listed above when evaluating the Company’s financial performance and determining how to allocate resources. The CODM does not regularly review segment asset information in evaluating performance or allocating resources.

Because the Company operates as a single reportable segment, no additional segment-level financial information is presented.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant estimates include, but are not limited to, estimates related to revenue recognition and associated returns reserves, the recoverability of intangible assets, the fair value of convertible notes measured under the fair value option, and the valuation of share-based compensation awards, including performance incentive grants. Actual results could differ materially from those estimates.

Revenue Recognition
The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services.
The Company applies the following model in determining revenue recognition:

• identification of the contract with a customer;
• identification of the performance obligations in the contract;
• determination of the transaction price;
• allocation of the transaction price to the performance obligations; and
• recognition of revenue when, or as, performance obligations are satisfied.

Substantially all of the Company’s performance obligations are satisfied at a point in time.
Affiliate Revenue: The Company earns commission revenue from affiliate marketing arrangements in which it promotes retailers’ products through its platform and directs users to retailers’ websites via tracked affiliate links. The Company’s customers in these arrangements are the affiliate networks through which the Company contracts.
The Company is not the seller of record for transactions between users and retailers and does not control the underlying goods or services prior to transfer to the end customer. Accordingly, the Company recognizes commission revenue on a net basis, representing the consideration earned for its referral and promotional services.

Commission revenue is recognized at the point in time when the underlying qualifying transaction occurs and the Company’s performance obligation has been satisfied. Commission revenue is recorded net of estimated cancellations, returns, rejections and other adjustments based on historical experience and current trends and is constrained to the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur.

Advertising services: The Company provides advertising services to sellers, vendors and other partners through sponsored placements and display and video advertising on its platform. The Company controls the advertising inventory prior to delivery and therefore acts as principal in these arrangements.
Advertising revenue is recognized on a gross basis as advertising services are delivered, based on the number of impressions or clicks generated in accordance with contractual arrangements.

Payments from affiliate networks are typically received within 30 to 90 days following validation of the underlying transactions. Validation affects the timing of settlement but does not necessarily affect the timing of revenue recognition to the extent the Company can reasonably estimate the related variable consideration and concludes that a significant reversal of cumulative revenue recognized is not probable.
The table below shows the disaggregation of revenue between affiliate revenues and advertising for the years ended December 31, 2025 and 2024:

	£2025	2024
Affiliate revenues, net	345,009	907,388
Advertising revenues	77,850	387,382
Total revenues, net	422,859	1,294,770

Customer Concentration

For the year ended December 31, 2025, there were a total of three customers who accounted for approximately 74% of revenues and approximately 78% of total receivables.
For the year ended December 31, 2024, three customers accounted for approximately 81% of total revenues, and one customer accounted for approximately 52% of total receivables.
Accrued Income

Accrued income primarily represents contract assets arising from the Company’s right to consideration in exchange for services transferred to affiliate network counterparties when that right is conditional on factors other than the passage of time, including transaction validation processes performed by the affiliate networks.

Accrued income includes commissions earned on qualifying consumer transactions for which the Company has satisfied its performance obligation but for which payment has not yet been received or billed for. These amounts are recorded net of estimated cancellations, returns and other adjustments based on historical experience and current trends.

The carrying amount of accrued income is reduced by a reserve for estimated cancellations, returns and other adjustments, which reflects management’s estimate of expected adjustments based on historical experience and known transaction-level information from affiliate platforms.
The following represents a roll forward of the returns reserve for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	£2025	2024
Balance, beginning of year	86,947	118,678
Change in returns reserve	(81,490)	(31,731)
Balance, end of year	5,457	86,947

Other Assets

The following table summarizes other current assets:

	£2025	2024
Prepayments	398,725	15,814
Prepaid taxes	40,842	8,816
Other debtors	38,232	36,373
Other current assets	24,144	2,556
Total	501,943	63,559

Cost of Sales
Cost of sales primarily consists of non-cash share-based compensation expense associated with contingent share entitlements issued under the Company’s ShareBack incentive program.
Sales and Marketing
Sales and marketing expenses primarily consist of advertising costs and payroll and related expenses for personnel engaged in marketing and promotional activities, including share-based compensation associated with marketing services. Advertising expenses are expensed as incurred.
Research and Development
Research and development expenses are expensed as incurred. Research and development expenses primarily consist of software development costs, including employee compensation and costs incurred for external contractors, associated with the ongoing development and enhancement of the Company’s technology platform.
General and Administrative
General and administrative expenses primarily consist of payroll and related expenses for personnel engaged in corporate functions, including executive management, finance, legal and administrative support, as well as professional fees, insurance costs, facilities-related expenses and corporate and listing-related costs associated with operating as a public company. General and administrative expenses also include share-based compensation expense related to employee equity incentive plan awards.
Performance Incentive Share-Based Compensation

Performance incentive grants (share-based compensation) consist of non-cash share-based compensation expense associated with performance-based equity awards granted to certain senior personnel and service providers. These awards include market-based vesting conditions linked to specified Company valuation thresholds and are accounted for in accordance with ASC 718, Compensation—Stock Compensation. Expense is recognized over the derived service period based on the grant-date fair value of the awards and is presented separately in the consolidated statements of operations due to the nature and significance of these awards.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits held with financial institutions and amounts due from affiliate network counterparties. The Company monitors settlement activity and historical collection experience associated with these balances and has not experienced significant credit losses related to these counterparties.

Cash

Cash includes cash deposits held with financial institutions that management believes are of high credit quality. The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2025 and 2024.
Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The Company measures certain financial assets and liabilities at fair value on a recurring basis. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.
The fair value hierarchy prioritizes the inputs used in measuring fair value into the following three levels:

Level 1 — Observable inputs obtained from quoted prices for identical assets or liabilities in active markets.

Level 2 — Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets or inputs that are derived principally from or corroborated by observable market data.

Level 3 — Unobservable inputs for which there is little or no market data and that require the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability.

The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable for which the fair value option has been elected in accordance with ASC 825, Financial Instruments.

The carrying amounts of accrued income, accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term nature of these instruments.

Convertible Notes Payable
The Company evaluates convertible debt instruments issued to determine their appropriate accounting classification in accordance with ASC 480, Distinguishing Liabilities from Equity. If an instrument does not meet the criteria for liability classification under ASC 480, the Company evaluates whether any embedded features require bifurcation as derivatives in accordance with ASC 815, Derivatives and Hedging.
Embedded conversion features that meet the definition of a derivative and do not qualify for a scope exception are bifurcated from the host instrument and accounted for separately as derivative liabilities at fair value, with changes in fair value recognized in the consolidated statements of operations.

As of December 31, 2025 and 2024, management determined that none of the Company’s outstanding convertible debt instruments contained embedded features requiring bifurcation under ASC 815.

The Company has elected the fair value option in accordance with ASC 825, Financial Instruments, for certain convertible notes payable. Accordingly, these instruments are measured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

Share-Based Compensation
The Company accounts for share-based compensation arrangements in accordance with ASC 718, Compensation—Stock Compensation. Share-based compensation expense is recognized based on the grant-date fair value of awards issued to employees, directors, consultants and other service providers and is recognized over the requisite service period, if any, associated with the awards.
The Company grants share-based awards in various forms, including share options and performance-based incentive awards to employees, directors and consultants, as well as platform-based reward entitlements issued to users of the Company’s platform under its ShareBack incentive program.

Equity-classified share-based awards are measured at grant-date fair value and are not subsequently remeasured unless the awards are modified. The Company accounts for forfeitures as they occur rather than estimating forfeitures at the grant date.

The fair value of share option awards is estimated on the grant date using option pricing models that incorporate assumptions related to expected volatility, expected term, risk-free interest rates and expected dividend yield.

The Company has also issued warrants to certain service providers. These warrants are classified as equity instruments and measured at grant-date fair value using an option pricing model incorporating assumptions regarding expected volatility, expected term, risk-free interest rates and expected dividend yield. As equity-classified instruments, the warrants are not subsequently remeasured unless modified.

Certain performance-based incentive awards are measured at grant-date fair value using valuation techniques that incorporate market-based inputs and probability-weighted outcome scenarios, including Monte Carlo simulation methodologies where appropriate.

Under the Company’s ShareBack incentive program, users may receive contingent share entitlements (“Contingent Shares”) based on qualifying activity on the Company’s platform. Expense related to Contingent Shares is recognized at the grant date when the underlying qualifying transaction occurs. Although Contingent Shares are subject to a 12-month holding period prior to settlement upon request for issuance of share certificates or withdrawal, this restriction represents a delayed exercisability provision rather than a substantive service condition as defined by ASC 718. Accordingly, compensation expense is recognized immediately at grant date.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of Class A ordinary shares outstanding during the reporting period.
The Company has two classes of ordinary shares designated as Class A ordinary shares and Class B ordinary shares. Class B ordinary shares are held by The WeShop Community Trust and are not participating securities because they do not have rights to dividends or distributions prior to conversion into Class A ordinary shares. Accordingly, Class B ordinary shares are not included in the calculation of basic earnings (loss) per share.

Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, including the effect of potentially dilutive ordinary share equivalents, when such securities are dilutive.

Potentially dilutive ordinary share equivalents include share options, performance-based incentive awards, contingent share entitlements issued under the Company’s ShareBack incentive program and Class B ordinary shares that may convert into Class A ordinary shares upon redemption. As of December 31, 2025 and 2024, contingent share entitlements issued under the ShareBack incentive program had not satisfied the contractual holding period required prior to redemption and issuance of Class A ordinary shares and were therefore not considered issuable shares for purposes of diluted earnings (loss) per share.

Because the Company reported a net loss for the years ended December 31, 2025 and 2024, all potentially dilutive instruments were anti-dilutive and therefore excluded from the computation of diluted earnings (loss) per share.

Income Taxes
According to British Virgin Islands corporate taxation, there is a zero-rated income tax regime for all BVI-domiciled corporate entities, and there is no concept of residence applicable to BVI corporate taxation. The Company was incorporated in the BVI and is governed by the laws of the BVI.
The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss carryforwards.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which those temporary differences are expected to be recovered or settled. The effect of changes in enacted tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations in the period of enactment.

The Company records a valuation allowance against deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, management considers all available evidence, including historical operating results, projections of future taxable income, the timing of reversal of temporary differences and tax planning strategies.

The Company recognizes the financial statement effects of uncertain tax positions when it is more likely than not that the position will be sustained upon examination by relevant taxing authorities. Interest and penalties related to uncertain tax positions, if any, are recorded as a component of income tax expense.

Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over the estimated useful life of the related assets.

Assets	Estimated useful life
Computer and equipment	5 years

Routine maintenance, repairs and replacement costs are expensed as incurred. Improvements that extend the useful lives of assets are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the consolidated statements of operations.

The Company evaluates property and equipment for impairment in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. No impairment losses were recognized for the years ended December 31, 2025 and 2024.

Leases
The Company determines whether an arrangement is a lease at inception. For leases in which the Company is the lessee, right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term.
Because the rate implicit in the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of future lease payments. The incremental borrowing rate represents a hypothetical rate the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment.

The Company has elected the short-term lease recognition exemption for leases with a term of 12 months or less. Accordingly, lease payments for any such arrangements are recognized as lease expense on a straight-line basis over the lease term. As of December 31, 2025 and 2024, the Company did not have any operating or finance lease right-of-use assets or lease liabilities recorded on the consolidated balance sheets.

Intangible Assets

Intangible assets consist of the acquired brand name and relationships that were acquired through an asset acquisition in 2022. This transaction did not meet the definition of a business combination as substantially all of the fair value of the gross assets acquired was concentrated in the finite-lived developed technology intangible asset. As a result, this transaction was accounted for as an asset acquisition and the total purchase consideration was allocated to intangible assets, amortized over an estimated useful life of ten years.
The Company evaluates the recoverability of finite-lived intangible assets in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the undiscounted future cash flows expected to result from the use and eventual disposition of the asset group.
If the carrying amount of the asset group exceeds its undiscounted cash flows, an impairment loss is recognized equal to the amount by which the carrying value exceeds fair value. No impairment of intangible assets was recognized for the years ended December 31, 2025 and 2024.

Foreign Currency

The functional currency of the Company and its subsidiaries is pounds sterling (£), which is also the reporting currency of the consolidated financial statements.

Transactions denominated in currencies other than the functional currency are remeasured into pounds sterling using exchange rates in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are remeasured using exchange rates in effect at the balance sheet date. Foreign currency transaction gains and losses are recognized in the consolidated statements of operations.

The Company had limited transactions denominated in foreign currencies during the years ended December 31, 2025 and 2024.

Recent Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires expanded expense disclosures. The amendments are effective for fiscal years beginning after December 15, 2026. The Company is evaluating the impact of adoption.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The amendments clarify accounting for certain induced conversions of convertible debt. The amendments in ASU 2024-04 are effective for annual reporting periods beginning after December 15, 2025, including interim reporting periods within those annual reporting periods. The Company is evaluating the impact of adoption.

The Company does not expect other recently issued accounting pronouncements to have a material impact on its consolidated financial statements.